Other Investments	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019
Other Investments [Abstract]
Other Investments
19.	Other Investments

The Company and NMG Cathedral City (“NMG CC”) entered into a management and administrative services agreement (the "Management Agreement") with Satellites Dip, LLC, ("SD"), a licensed cannabis business conducting commercial cannabis activity within the state of California. The one year Management Agreement commenced on 6 June 2019 (Note 21) and encompasses the following:

	a.	Management Fee: NMG CC will be paid a management fee of 30% of Net Profits or $10,000 per month, whichever is greater;

b.

Brand Licensing: NMG CC shall work to broker commercial arrangements between SD and third-party cannabis brand owners whereby SD licenses commercial cannabis brands from third parties in connection with SD's commercial cannabis activity in exchange for a license fee;

c.

Equipment and Capital: NMG CC shall furnish all equipment and machinery necessary for SD's manufacturing of the Branded Products. Any equipment provided by NMG CC to SD shall be owned by NMG CC in its entirety and, subject to SD's approval of the terms, leased to SD pursuant to an Equipment Lease Agreement entered into between NMG CC and SD, dated 6 June 2019; and

d.

Loan: The Parties have entered into a certain secured loan agreement dated 6 June 2019 whereby NMG CC has loaned SD $250,000 (the "Loan") to be used solely in connection with SD's commercial cannabis activity. The Loan shall be due and payable on 6 June 2020 (the "Maturity Date") and shall bear interest at a rate of 12% per annum which shall be accrued, compounded quarterly and payable on the Maturity Date. The Loan will be secured by a security interest in and to all of SD's assets.

19.	Other Investments

The Company and NMG Cathedral City (“NMG CC”) entered into a management and administrative services agreement (the "Management Agreement") with Satellites Dip, LLC, ("SD"), a licensed cannabis business conducting commercial cannabis activity within the state of California. The one year Management Agreement commenced on June 6, 2019 and encompasses the following:

a.	Management Fee: NMG CC will be paid a management fee of 30% of Net Profits or $10,000 per month, whichever is greater;
b.	Brand Licensing: NMG CC shall work to broker commercial arrangements between SD and third-party cannabis brand owners whereby SD licenses commercial cannabis brands from third parties in connection with SD's commercial cannabis activity in exchange for a license fee;
c.	Equipment and Capital: NMG CC shall furnish all equipment and machinery necessary for SD's manufacturing of the Branded Products. Any equipment provided by NMG CC to SD shall be owned by NMG CC in its entirety and, subject to SD's approval of the terms, leased to SD pursuant to an Equipment Lease Agreement entered into between NMG CC and SD, dated June 6, 2019; and
d.	Loan: The Parties have entered into a certain secured loan agreement dated June 6, 2019 whereby NMG CC has loaned SD $250,000 (the "Loan") to be used solely in connection with SD's commercial cannabis activity. The Loan shall be due and payable on June 6, 2020 (the "Maturity Date") and shall bear interest at a rate of 12% per annum which shall be accrued, compounded quarterly and payable on the Maturity Date. The Loan will be secured by a security interest in and to all of SD's assets.